Segment Information - Summary of Making Decisions Regarding the Allocation of Resources and to Assess Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Line Items]
Revenue	€ 983,680	€ 843,920	€ 662,037
Cost of sales	663,879	578,515	467,861
Gross Profit	319,801	265,405	194,176
Other operating income	18,850	9,386	5,230
Selling and Marketing expenses	26,086	20,448	20,044
Research and Development expenses	34,387	29,616	17,390
General and Administrative expenses	85,747	62,502	58,863
Operating Profit	192,431	162,225	103,109
Total assets	1,659,698	1,418,842
Total liabilities	663,788	577,183
External Customers
Segment Information [Line Items]
Revenue	983,680	843,920	662,037
Adjustments, Eliminations and Unallocated Items
Segment Information [Line Items]
Revenue	(117,057)	(70,113)	(57,423)
Cost of sales	(97,317)	(63,393)	(51,882)
Gross Profit	(19,740)	(6,720)	(5,541)
Other operating income	(148)		7
Selling and Marketing expenses	11,369	9,516	7,440
Research and Development expenses	2,676	1,886	2,254
General and Administrative expenses	(2,500)	(8,392)	899
Operating Profit	(31,433)	(9,730)	(16,127)
Total assets	29,723	279,342
Total liabilities	(104,069)	77,603
Adjustments, Eliminations and Unallocated Items | Inter-Segment
Segment Information [Line Items]
Revenue	(117,057)	(70,113)	(57,423)
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Segment Information [Line Items]
Revenue	801,237	695,172	566,027
Cost of sales	526,370	465,304	398,411
Gross Profit	274,867	229,868	167,616
Other operating income	18,985	9,386	5,193
Selling and Marketing expenses	12,287	7,736	9,762
Research and Development expenses	25,169	23,467	12,080
General and Administrative expenses	73,816	58,996	48,324
Operating Profit	182,580	149,055	102,643
Total assets	1,259,124	885,733
Total liabilities	511,022	335,919
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	799,652	694,038	564,931
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	1,585	1,134	1,096
Engineering | Operating Segments
Segment Information [Line Items]
Revenue	299,500	218,861	153,433
Cost of sales	234,826	176,604	121,332
Gross Profit	64,674	42,257	32,101
Other operating income	13		31
Selling and Marketing expenses	2,430	3,196	2,842
Research and Development expenses	6,542	4,263	3,056
General and Administrative expenses	14,431	11,898	9,641
Operating Profit	41,284	22,900	16,593
Total assets	370,851	253,767
Total liabilities	256,835	163,661
Engineering | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	184,028	149,882	97,106
Engineering | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	115,472	68,979	56,327
Total Segments | Operating Segments
Segment Information [Line Items]
Revenue	1,100,737	914,033	719,460
Cost of sales	761,196	641,908	519,743
Gross Profit	339,541	272,125	199,717
Other operating income	18,998	9,386	5,224
Selling and Marketing expenses	14,717	10,932	12,604
Research and Development expenses	31,711	27,730	15,136
General and Administrative expenses	88,247	70,894	57,965
Operating Profit	223,864	171,955	119,236
Total assets	1,629,975	1,139,500
Total liabilities	767,857	499,580
Total Segments | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	983,680	843,920	662,037
Total Segments | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	€ 117,057	€ 70,113	€ 57,423